Note 6 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Deferred Charges [Text Block]
6.	Deferred Charges, net

Deferred charges, net consist of loan commitment fees which are presented against the loan balance upon drawdown of the loan. In
2016,
there were
$420,391
of new commitment fees incurred for the loans intended to finance the acquisition of Hull
No.
DY160
and Hull
No.
DY161
upon delivery of the vessels.
The Company wrote off the commitment fees related to the loan intended to finance the acquisition of Hull
No.
DY161
as a result of the cancellation of the shipbuilding contract (see Note
4
). The commitment fees as of
December 31, 2016
relate to the loan that was originally intended to finance the acquisition of Hull
No.
DY160
(M/V "Alexandros P"). Within the
first
quarter of
2017,
another
$13,700
of loan commitment fees were incurred for the loan intended to finance the acquisition of Hull
No.
DY160.
The loan was drawn in
January 2017.

	2016	2017
Balance, beginning of year	418,034	426,783
Write-off of loan commitment fees	(411,642)	-
Loan commitment fees	420,391	13,700
Reclassification as contra to loan upon drawdown	-	(440,483)
Balance, end of year	426,783	-